License, supply and distribution arrangements (Details Narrative) $ in Thousands, € in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Royalty income			$ 19	$ 10	$ 27	$ 24
[custom:SupplyChainRevenue]			$ 43	$ 40	84	81
[custom:SupplyChainRevenues]					85
License Agreement [Member]
IfrsStatementLineItems [Line Items]
Royalty income					19	24
Cash payment	$ 1,207	€ 1.0
License Agreement [Member] | Novo Nordisk A/S [Member]
IfrsStatementLineItems [Line Items]
[custom:LicenseeCosts]					3,324	310
[custom:SupplyChainRevenue]					$ 83	$ 83